FAIR VALUE	12 Months Ended
Dec. 31, 2011
FAIR VALUE
16.	FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

(i)	Put Option

The Put Option the Group offered to QUALCOMM as set out in Note 14 was recorded as a liability at fair value. The Group measured the fair value for the Put Option with the assistance of an independent valuation firm.

The Put Option was classified as a Level 3 liability because the Group used unobservable inputs to value it, reflecting the Group’s assessment of the assumptions market participants would use in valuing these derivatives.

(ii)	Derivatives embedded in the Convertible Notes

Derivatives embedded in the Convertible Notes as set out in Note 15 were classified as Level 3 liabilities because the Group used unobservable inputs to value them, reflecting the Group’s assessment of the assumptions market participants would use in valuing these derivatives.

(iii)	Contingent consideration receivable

The contingent consideration receivable as set out in Note 3 is considered as Level 3 asset because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing this asset.

	December 31, 2010
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Asset:
Contingent consideration receivable	—	—	$89	$89

Total asset at fair value	—	—	$89	$89

Liability:
Put Option	—	—	$1,380	$1,380

Total liability at fair value	—	—	$1,380	$1,380

(a)	Assets and liabilities measured at fair value on a recurring basis—continued

	December 31, 2011
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,530	$1,530

Total liability at fair value	—	—	$1,530	$1,530

The following table summarizes the movement of the balances of the Group’s financial asset and liabilities measured at fair value on a recurring basis:

Asset:
Balance at January 1, 2010	$—
Initial recognition of the contingent consideration receivable	196
Change in fair value of the contingent consideration receivable	(107)

Balance at December 31, 2010	89
Change in fair value of the contingent consideration receivable	(89)

Balance at December 31, 2011	$—

Liabilities:
Balance at January 1, 2010	$19,286
Change in fair value of the Put Option	123
Change in fair value of the derivatives embeddedin the Convertible Notes	(1,280)
Conversion of the Convertible Notes	(16,749)

Balance at December 31, 2010	1,380
Change in fair value of the Put Option	150

Balance at December 31, 2011	$1,530

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group acquired Citylead on February 10, 2010. The Group measured the fair value for the asset acquired, with the assistance of an independent valuation firm, using discounted cash flow techniques, and the asset was classified as Level 3 asset because the Group used unobservable inputs to value it reflecting the Group’s assessment of the assumptions market participants would use in valuing these purchased intangible asset.